UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Christopher Madden Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, MA 02111	W. John McGuire, Esq. Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006

Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

Quarterly Report

31 March 2015

SSGA Active Trust

SPDR SSGA Multi-Asset Real Return ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Multi-Asset Real Return Portfolio. The schedule of investments for the SSGA Multi-Asset Real Return Portfolio follows.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 94.4%
COMMODITIES — 17.3%
PowerShares DB Commodity Index Tracking Fund (a)	1,706,275	$29,126,114
PowerShares DB Oil Fund (a)	919	12,398

		29,138,512

INFLATION LINKED — 19.3%
SPDR Barclays TIPS ETF (b)	438,593	24,868,223
SPDR DB International Government Inflation-Protected Bond ETF (b)	139,882	7,631,962

		32,500,185

NATURAL RESOURCES — 38.2%
PowerShares Global Agriculture Portfolio	119,536	3,440,246
SPDR S&P Global Natural Resources ETF (b)	1,134,095	48,686,698
SPDR S&P International Energy Sector ETF (b)	170,090	3,289,541
SPDR S&P Metals & Mining ETF (b)	70,242	1,909,880
Energy Select Sector SPDR Fund (b)	87,569	6,793,603

		64,119,968

REAL ESTATE — 19.6%
SPDR Dow Jones International Real Estate ETF (b)	316,638	13,716,758
SPDR Dow Jones REIT ETF (b)	203,077	19,204,992

		32,921,750

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $174,773,824)		$158,680,415

SHORT TERM INVESTMENT — 5.6%
MONEY MARKET FUND — 5.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b) (c) (Cost $9,449,164)	9,449,164	9,449,164

TOTAL INVESTMENTS — 100.0% (d)
(Cost $184,222,988)		168,129,579

OTHER ASSETS & LIABILITIES — 0.00% (e)		18,935

NET ASSETS — 100.0%		$168,148,514

(a)	Qualified Publicly Traded Partnerships
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.

REIT = Real Estate Investment Trust

See Notes to Schedules of Investments.

SPDR SSGA Income Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Income Allocation Portfolio. The schedule of investments for the SSGA Income Allocation Portfolio follows.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 97.8%
DOMESTIC EQUITY — 20.1%
SPDR S&P Dividend ETF (a)	152,704	$11,941,453
SPDR Wells Fargo Preferred Stock ETF (a)	148,419	6,675,887
Financial Select Sector SPDR Fund (a)	109,782	2,646,844
Health Care Select Sector SPDR Fund (a)	37,245	2,700,262
Technology Select Sector SPDR Fund (a)	63,228	2,620,168

		26,584,614

DOMESTIC FIXED INCOME — 42.2%
SPDR Barclays Convertible Securities ETF (a)	141,346	6,750,685
SPDR Barclays High Yield Bond ETF (a)	454,969	17,843,884
SPDR Barclays Long Term Corporate Bond ETF (a)	475,824	20,151,146
SPDR Barclays Long Term Treasury ETF (a)	146,935	11,052,451

		55,798,166

INFLATION LINKED — 0.5%
SPDR Barclays TIPS ETF (a)	11,877	673,426

INTERNATIONAL EQUITY — 17.0%
SPDR S&P Global Infrastructure ETF (a)	83,758	4,068,118
SPDR S&P International Dividend ETF (a)	93,224	3,907,950
SPDR STOXX Europe 50 ETF (a)	149,660	5,257,556
WisdomTree Europe Hedged Equity Fund	60,440	3,997,501
WisdomTree Japan Hedged Equity Fund	96,089	5,296,426

		22,527,551

INTERNATIONAL FIXED INCOME — 4.8%
SPDR Barclays Emerging Markets Local Bond ETF (a)	142,883	3,893,562
SPDR Barclays International Corporate Bond ETF (a)	81,832	2,545,794

		6,439,356

Security Description	Shares	Value
REAL ESTATE — 13.2%
SPDR Dow Jones International Real Estate ETF (a)	150,159	$6,504,888
SPDR Dow Jones REIT ETF (a)	115,481	10,921,038

		17,425,926

TOTAL EXCHANGE TRADED PRODUCTS
(Cost: $124,430,643)		$129,449,039

SHORT TERM INVESTMENT — 3.2%
MONEY MARKET FUND — 3.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (a) (b) (Cost: $4,220,081)	4,220,081	4,220,081

TOTAL INVESTMENTS — 101.0% (c)
(Cost $128,650,724)		133,669,120

OTHER ASSETS & LIABILITIES — (1.0)%		(1,388,805)

NET ASSETS — 100.0%		$132,280,315

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

REIT = Real Estate Investment Trust

See Notes to Schedules of Investments.

SPDR SSGA Global Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Global Allocation Portfolio. The schedule of investments for the SSGA Global Allocation Portfolio follows.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 88.7%
DOMESTIC EQUITY — 22.6%
SPDR S&P 500 ETF Trust (a)	112,657	$23,255,785
Financial Select Sector SPDR Fund (a)	112,740	2,718,161
Health Care Select Sector SPDR Fund (a)	38,225	2,771,312
Technology Select Sector SPDR Fund (a)	64,468	2,671,554

		31,416,812

DOMESTIC FIXED INCOME — 23.0%
SPDR Barclays Aggregate Bond ETF (a)	23,545	1,388,213
SPDR Barclays High Yield Bond ETF (a)	346,397	13,585,690
SPDR Barclays Long Term Corporate Bond ETF (a)	266,365	11,280,558
SPDR Barclays Long Term Treasury ETF (a)	76,152	5,728,154

		31,982,615

INFLATION LINKED — 2.0%
SPDR Barclays TIPS ETF (a)	48,543	2,752,388

INTERNATIONAL EQUITY — 26.8%
SPDR S&P International Small Cap ETF (a)	144,410	4,182,113
SPDR S&P World ex-US ETF (a)	855,468	24,149,862
WisdomTree Europe Hedged Equity Fund	40,986	2,710,814
WisdomTree Japan Hedged Equity Fund	113,397	6,250,443

		37,293,232

INTERNATIONAL FIXED INCOME — 2.0%
SPDR Barclays International Corporate Bond ETF (a)	43,522	1,353,970
SPDR Barclays International Treasury Bond ETF (a)	26,108	1,386,857

		2,740,827

REAL ESTATE — 12.3%
SPDR Dow Jones International Real Estate ETF (a)	96,126	4,164,178
SPDR Dow Jones REIT ETF (a)	135,987	12,860,291

		17,024,469

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $118,326,205)		$123,210,343

Security Description	Shares	Value
SHORT TERM INVESTMENT — 11.2%
MONEY MARKET FUND — 11.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (a) (b) (Cost $15,614,150)	15,614,150	$15,614,150

TOTAL INVESTMENTS — 99.9% (c)
(Cost $133,940,355)		138,824,493

OTHER ASSETS & LIABILITIES — 0.1%		77,804

NET ASSETS — 100.0%		$138,902,297

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

REIT = Real Estate Investment Trust

See Notes to Schedules of Investments.

SPDR Blackstone/GSO Senior Loan ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the Blackstone/GSO Senior Loan Portfolio. The schedule of investments for the Blackstone/GSO Senior Loan Portfolio follows.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS* — 88.9%
AIRLINES — 1.1%
American Airlines, Inc., Senior Secured Term Loan B, 4.25%, 10/10/21	$3,750,000	$3,777,431
US Airways Group, Inc., Senior Secured Term Loan B1, 3.50%, 5/23/19	3,254,528	3,250,460

		7,027,891

AUTO COMPONENTS — 1.8%
Allison Transmission, Inc., Senior Secured Term Loan B3, 3.50%, 8/23/19	3,926,547	3,933,183
Federal-Mogul Holdings Corp., Senior Secured Term Loan C, 4.75%, 4/15/21	4,975,000	4,969,403
Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan, 4.75%, 7/26/19	2,554,206	2,575,227

		11,477,813

AUTOMOBILES — 0.6%
Chrysler Group LLC, Senior Secured Term Loan B, 3.25%, 12/31/18	4,125,000	4,127,578

BUILDING PRODUCTS — 0.9%
Quikrete Holdings, Inc., Senior Secured First Lien Term Loan, 4.00%, 9/28/20	5,674,442	5,706,361

CHEMICALS — 2.4%
Axalta Coating Systems US Holdings, Inc., Senior Secured Term Loan, 3.75%, 2/1/20	5,404,094	5,380,748
Ineos US Finance LLC, Senior Secured 6 Year Term Loan, 3.75%, 5/4/18	4,880,785	4,855,356
Univar, Inc., Senior Secured Term Loan B, 5.00%, 6/30/17	4,948,610	4,948,264

		15,184,368

COMMERCIAL SERVICES & SUPPLIES — 3.9%
Acosta Holdco, Inc., Senior Secured Term Loan, 5.00%, 9/26/21	1,845,087	1,866,278
ADS Waste Holdings, Inc., Senior Secured Term Loan, 3.75%, 10/9/19	3,891,265	3,854,784
Aramark Services, Inc.
Senior Secured Term Loan E, 3.25%, 9/7/19	1,940,000	1,947,071

Security Description	Principal Amount	Value
Senior Secured Term Loan F, 3.25%, 2/24/21	$1,980,000	$1,980,208
Asurion LLC
Senior Secured Term Loan B1, 5.00%, 5/24/19	3,063,350	3,076,324
Senior Secured Second Lien Term Loan, 8.50%, 3/3/21	4,276,596	4,304,394
EnergySolutions LLC, Senior Secured Term Loan, 6.75%, 5/29/20 (a)	1,875,714	1,886,265
Lineage Logistics Holdings LLC, Senior Secured Term Loan, 4.50%, 4/7/21 (a)	3,046,154	3,029,034
Waste Industries USA, Inc., Senior Secured Term Loan B, 4.25%, 2/20/20	882,353	886,350
West Corp., Senior Secured Term Loan B10, 3.25%, 6/30/18	1,734,560	1,733,476

		24,564,184

COMMUNICATIONS EQUIPMENT — 1.0%
Blue Coat Systems, Inc., Senior Secured First Lien Term Loan, 4.00%, 5/31/19	4,987,459	4,992,671
Penton Media, Inc., Senior Secured First Lien Term Loan, 5.50%, 10/3/19	1,576,000	1,585,196

		6,577,867

CONSTRUCTION MATERIALS — 0.1%
Headwaters, Inc., Senior Secured Term Loan, LIBOR + 3.50%, 3/11/22	458,716	461,296

CONTAINERS & PACKAGING — 1.3%
Berry Plastics Holding Corp.
Senior Secured Term Loan D, 3.50%, 2/8/20	2,942,456	2,939,337
Senior Secured Term Loan E, 3.75%, 1/6/21	1,105,503	1,107,139
Multi Packaging Solutions, Inc., Senior Secured Term Loan B, 4.25%, 9/30/20 (a)	1,980,000	1,975,050
Reynolds Group Issuer, Inc., Senior Secured New Dollar Term Loan, 4.50%, 12/1/18	2,400,190	2,413,691

		8,435,217

See Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
DISTRIBUTORS — 0.3%
American Tire Distributors Holdings, Inc., Senior Secured Term Loan, 5.25%, 8/23/21	$903,737	$908,821
Exopack Holdings SA, Senior Secured Term Loan B, 5.25%, 5/8/19	740,625	746,335

		1,655,156

DIVERSIFIED CONSUMER SERVICES — 1.0%
ServiceMaster Co., Senior Secured Term Loan B, 4.25%, 7/1/21	6,478,958	6,469,240

DIVERSIFIED FINANCIAL SERVICES — 1.4%
AlixPartners LLP, Senior Secured Term Loan B2, 4.00%, 7/10/20	2,457,953	2,466,654
Opal Acquisition, Inc., Senior Secured First Lien Term Loan, 5.00%, 11/27/20	1,646,596	1,649,511
TransUnion LLC, Senior Secured Term Loan, 4.00%, 4/9/21	4,532,530	4,538,558

		8,654,723

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Intelsat Jackson Holdings, Ltd., Senior Secured Term Loan B2, 3.75%, 6/30/19	4,141,243	4,130,372
Virgin Media Bristol LLC, Senior Secured Term Loan B, 3.50%, 6/7/20	1,709,619	1,709,627
Zayo Group LLC, Senior Secured Term Loan B, 4.00%, 7/2/19	4,504,515	4,517,330

		10,357,329

ELECTRIC UTILITIES — 0.9%
Calpine Construction Finance Company LP, Senior Secured Term Loan B2, 3.25%, 1/31/22	1,984,893	1,969,758
La Frontera Generation LLC, Senior Secured Term Loan, 4.50%, 9/30/20	3,528,426	3,538,712

		5,508,470

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
CDW LLC, Senior Secured Term Loan, 3.25%, 4/29/20	4,081,473	4,049,351
Pelican Products, Inc., Senior Secured Term Loan, 5.25%, 4/10/20 (a)	373,027	372,212
Zebra Technologies Corp., Senior Secured Term Loan B, 4.75%, 10/27/21	4,493,208	4,551,058

		8,972,621

Security Description	Principal Amount	Value
ENERGY EQUIPMENT & SERVICES — 1.7%
Expro FinServices S.A.R.L., Senior Secured Term Loan, 5.75%, 9/2/21 (a)	$5,596,875	$4,793,332
Granite Acquisition, Inc.
Senior Secured Term Loan C, 5.00%, 12/19/21	99,166	100,571
Senior Secured Term Loan B, 5.00%, 12/19/21	2,248,141	2,279,997
Sandy Creek Energy Associates LP, Senior Secured Term Loan B, 5.00%, 11/8/20	3,657,247	3,651,377

		10,825,277

FOOD & STAPLES RETAILING — 3.0%
Albertson’s Holdings LLC, Senior Secured Term Loan B4, 5.50%, 8/25/21	5,677,727	5,733,028
Albertson’s LLC, Senior Secured Term Loan B2, 5.38%, 3/21/19	3,975,070	4,009,594
Supervalu, Inc., Senior Secured Term Loan B, 4.50%, 3/21/19	2,938,977	2,955,098
US Foods, Inc., Senior Secured Term Loan, 4.50%, 3/31/19	6,596,037	6,607,052

		19,304,772

FOOD PRODUCTS — 3.5%
Dole Food Co., Inc., Senior Secured Term Loan B, 4.50%, 11/1/18	2,238,045	2,248,195
H.J. Heinz Co., Senior Secured Term Loan B2, 3.25%, 6/5/20	11,793,666	11,829,637
New HB Acquisition LLC, Senior Secured Term Loan, 6.75%, 4/9/20 (a)	5,940,000	6,062,513
Pinnacle Foods Finance LLC, Senior Secured Term Loan G, 3.00%, 4/29/20	1,733,936	1,729,601

		21,869,946

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Accellent, Inc., Senior Secured First Lien Term Loan, 4.50%, 3/12/21	2,414,634	2,402,187
Immucor, Inc., Senior Secured Term Loan B2, 5.00%, 8/17/18 (a)	3,431,056	3,449,824
Kinetic Concepts, Inc., Senior Secured Term Loan E1, 4.50%, 5/4/18	5,482,486	5,509,898
Ortho-Clinical Diagnostics, Inc., Senior Secured Term Loan B, 4.75%, 6/30/21	6,818,702	6,763,300

		18,125,209

See Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Air Medical Group Holdings, Inc., Senior Secured Term Loan, 5.00%, 6/30/18 (a)	$3,040,410	$3,049,273
CHG Healthcare Services, Inc., Senior Secured Term Loan, 4.25%, 11/19/19	826,738	830,458
Community Health Systems, Inc., Senior Secured Term Loan D, 4.25%, 1/27/21	3,989,899	4,014,138
FHC Health Systems, Inc., Senior Secured Term Loan, 5.00%, 12/23/21	2,500,000	2,514,850
MPH Acquisition Holdings LLC, Senior Secured Term Loan, 3.75%, 3/31/21	2,876,275	2,871,400
National Mentor Holdings, Inc., Senior Secured Term Loan B, 4.25%, 1/31/21 (a)	718,135	718,942
Truven Health Analytics, Inc., Senior Secured Term Loan B, 4.50%, 6/6/19	2,831,467	2,835,007

		16,834,068

HEALTH CARE TECHNOLOGY — 0.7%
IMS Health, Inc., Senior Secured Term Loan, 3.50%, 3/17/21	4,451,402	4,444,925

HOTELS, RESTAURANTS & LEISURE — 9.6%
Alpha Topco (Delta 2 (LUX) S.A.R.L.)
Senior Secured Second Lien Term Loan, 7.75%, 7/31/22	1,944,444	1,935,529
Senior Secured Term Loan B3, 4.75%, 7/30/21	7,018,093	6,988,126
Burger King 1011778 B.C. Unlimited Liability Co., Senior Secured Term Loan B, 4.50%, 12/12/21	7,836,076	7,922,038
Caesars Entertainment Operating Co., Inc.
Senior Secured Extended Term Loan B6, 11.00%, 3/1/17	6,508,462	6,005,098
Senior Secured Extended Term Loan B5, 10.00%, 3/1/17	2,392,225	2,191,876
Caesars Entertainment Resort Properties LLC, Senior Secured Term Loan B, 7.00%, 10/11/20	8,565,988	8,126,982
CEC Entertainment, Inc., Senior Secured Term Loan, 4.00%, 2/14/21	3,389,674	3,358,201
Hilton Worldwide Finance LLC, Senior Secured Term Loan B2, 3.50%, 10/26/20	4,041,667	4,051,771

Security Description	Principal Amount	Value
PGA Holdings, Inc., Senior Secured First Lien Term Loan, 4.25%, 4/20/18	$4,180,140	$4,186,682
PRA Holdings, Inc., Senior Secured First Lien Term Loan, 4.50%, 9/23/20	2,739,937	2,751,499
Scietific Games International Inc.,, Senior Secured Term Loan B2, 6.00%, 10/1/21	12,908,824	12,956,328

		60,474,130

HOUSEHOLD DURABLES — 0.6%
Spin Holdco, Inc., Senior Secured Term Loan B, 4.25%, 11/14/19	3,880,973	3,874,900

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.8%
Calpine Corp.
Senior Secured Term Loan B1, 4.00%, 4/1/18	2,450,232	2,460,058
Senior Secured Term Loan B3, 4.00%, 10/9/19	2,357,683	2,366,677

		4,826,735

INSURANCE — 2.3%
Alliant Holdings I, Inc., Senior Secured Term Loan B, 5.00%, 12/20/19	2,909,202	2,931,021
AmWINS Group LLC, Senior Secured Second Lien Term Loan, 9.50%, 9/4/20	3,071,429	3,080,382
Hub International, Ltd., Senior Secured Term Loan B, 4.00%, 10/2/20	4,488,665	4,458,995
National Financial Partners Corp., Senior Secured Term Loan B, 4.50%, 7/1/20	3,942,033	3,939,569

		14,409,967

INTERNET SOFTWARE & SERVICES — 3.2%
Go Daddy Operating Co. LLC, Senior Secured Term Loan B, 4.75%, 5/13/21	1,362,983	1,370,541
Inmar, Inc., Senior Secured First Lien Term Loan, 4.25%, 1/27/21	3,157,955	3,114,533
Sabre, Inc., Senior Secured Term Loan B, 4.00%, 2/19/19	5,402,054	5,412,183
SurveyMonkey.com LLC, Senior Secured Term Loan B, 5.50%, 2/5/19	1,922,478	1,934,493
TIBCO Software, Inc., Senior Secured Term Loan B, 6.50%, 12/4/20	8,737,947	8,754,331

		20,586,081

See Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
IT SERVICES — 2.1%
First Data Corp.
Senior Secured Extended Term Loan, 3.67%, 3/24/18	$6,487,969	$6,494,456
Senior Secured Term Loan, 3.67%, 9/24/18	1,960,401	1,961,215
Information Resources, Inc., Senior Secured Term Loan B, 4.75%, 9/30/20	3,028,603	3,057,632
SunGard Data Systems, Inc., Senior Secured Term Loan E, 4.00%, 3/8/20	1,745,566	1,753,474

		13,266,777

LIFE SCIENCES TOOLS & SERVICES — 1.6%
Pharmaceutical Product Development, Inc., Senior Secured Term Loan B, 4.00%, 12/5/18	2,941,081	2,946,389
Quintiles Transnational Corp., Senior Secured Term Loan B3, 3.75%, 6/8/18	6,897,586	6,929,936

		9,876,325

MACHINERY — 2.7%
Doosan Infracore International, Inc., Senior Secured Term Loan B, 4.50%, 5/28/21	2,571,845	2,603,993
Gardner Denver, Inc., Senior Secured Term Loan, 4.25%, 7/30/20	2,962,406	2,816,419
Gates Global, Inc., Senior Secured Term Loan B, 4.25%, 7/5/21	6,129,474	6,113,783
Rexnord LLC, Senior Secured First Lien Term Loan B, 4.00%, 8/21/20	5,347,143	5,354,174

		16,888,369

MARINE — 0.7%
Drillships Ocean Ventures, Inc., Senior Secured Term Loan B, 5.50%, 7/25/21	5,012,127	4,197,656

MEDIA — 4.6%
AMC Entertainment, Inc., Senior Secured Term Loan, 3.50%, 4/30/20	3,015,826	3,018,781
Cengage Learning Acquisitions, Inc., Senior Secured First Lien Term Loan, 7.00%, 3/31/20	2,984,925	3,001,193
Clear Channel Communications, Inc., Senior Secured Term Loan D, 6.93%, 1/30/19	5,000,000	4,764,225
Cumulus Media Holdings, Inc., Senior Secured Term Loan, 4.25%, 12/23/20	5,915,423	5,822,255

Security Description	Principal Amount	Value
Interactive Data Corp., Senior Secured Term Loan, 4.75%, 5/2/21	$7,483,308	$7,526,187
Univision Communications, Inc.
Senior Secured Term Loan C3, 4.00%, 3/1/20	1,986,107	1,984,399
Senior Secured Term Loan C4, 4.00%, 3/1/20	2,949,572	2,948,259

		29,065,299

METALS & MINING — 2.2%
Fairmount Minerals, Ltd., Senior Secured Term Loan B2, 4.50%, 9/5/19	2,955,000	2,604,611
FMG Resources August 2006 Pty, Ltd., Senior Secured Term Loan B, 3.75%, 6/30/19	12,278,031	11,123,467

		13,728,078

MULTI-UTILITIES — 0.4%
Power Team Services LLC
Senior Secured First Lien Term Loan, 4.25%, 5/6/20 (a)	2,754,596	2,740,824
Senior Secured Delayed Draw Term Loan, 4.25%, 5/6/20 (a)	147,458	146,721

		2,887,545

MULTILINE RETAIL — 2.6%
Dollar Tree, Inc., Senior Secured Term Loan B, 4.25%, 3/9/22	7,901,163	7,993,883
Neiman Marcus Group, Inc., Senior Secured Term Loan, 4.25%, 10/25/20	8,387,036	8,371,310

		16,365,193

OIL, GAS & CONSUMABLE FUELS — 2.0%
Arch Coal, Inc., Senior Secured Term Loan B, 6.25%, 5/16/18	6,946,551	5,392,260
EMG Utica LLC, Senior Secured Term Loan, 4.75%, 3/27/20 (a)	3,000,000	2,816,250
Fieldwood Energy LLC, Senior Secured Second Lien Term Loan, 8.38%, 9/30/20	6,389,590	4,707,786

		12,916,296

PERSONAL PRODUCTS — 0.9%
Revlon Consumer Products Corp., Senior Secured Acquisition Term Loan, 4.00%, 10/8/19	5,826,960	5,835,176

PHARMACEUTICALS — 2.9%
CCC Information Services, Inc., Senior Secured Term Loan, 4.00%, 12/20/19	2,942,312	2,937,413

See Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
Par Pharmaceutical Cos., Inc.
Senior Secured Incremental Term Loan B3, 4.25%, 9/30/19	$831,250	$831,770
Senior Secured Term Loan B2, 4.00%, 9/30/19	1,393,117	1,393,012
Valeant Pharmaceuticals International, Inc.
Senior Secured Delayed Draw Term Loan B, 4.00%, 3/10/22	4,249,430	4,273,333
Senior Secured Term Loan B, 4.00%, 3/13/22	5,547,867	5,579,074
Senior Secured Term Loan B, 3.50%, 8/5/20	3,454,684	3,460,522

		18,475,124

PROFESSIONAL SERVICES — 0.4%
Advantage Sales & Marketing, Inc., Senior Secured First Lien Term Loan, 4.25%, 7/23/21	2,430,534	2,432,892

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Realogy Corp., Senior Secured Term Loan B, 3.75%, 3/5/20	1,960,188	1,960,805

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Avago Technologies, Ltd., Senior Secured Term Loan B, 3.75%, 5/6/21	5,565,636	5,584,614
Freescale Semiconductor, Inc.
Senior Secured Term Loan B4, 4.25%, 2/28/20	3,174,551	3,184,678
Senior Secured Term Loan B5, 5.00%, 1/15/21	2,462,500	2,478,063

		11,247,355

SOFTWARE — 6.3%
Applied Systems, Inc., Senior Secured First Lien Term Loan, 4.25%, 1/25/21	1,645,833	1,648,409
Aspect Software, Inc., Senior Secured Term Loan B, 7.25%, 5/7/16 (a)	5,970,395	5,961,081
BMC Software Finance, Inc., Senior Secured Term Loan, 5.00%, 9/10/20	10,630,772	10,423,153
Epicor Software Corp. (Eagle Parent, Inc.), Senior Secured Term Loan, 4.00%, 5/16/18	1,897,184	1,899,318
Infor (US), Inc.
Senior Secured Term Loan B3, 3.75%, 6/3/20	1,686,417	1,672,083
Senior Secured Term Loan B5, 3.75%, 6/3/20	2,685,058	2,664,504

Security Description	Principal Amount	Value
Kronos, Inc.
Senior Secured Second Lien Term Loan, 9.75%, 4/30/20	$2,094,695	$2,148,372
Senior Secured Incremental Term Loan, 4.50%, 10/30/19	3,000,000	3,010,440
MA FinanceCo. LLC, Senior Secured Term Loan B, 5.25%, 11/19/21	4,394,327	4,411,904
Mitchell International, Inc., Senior Secured First Lien Term Loan, 4.50%, 10/12/20	2,800,246	2,806,658
Vertafore, Inc., Senior Secured First Lien Term Loan, 4.25%, 10/3/19	3,369,096	3,375,060

		40,020,982

SPECIALTY RETAIL — 3.6%
Men’s Wearhouse, Inc., Senior Secured Term Loan B, 4.50%, 6/18/21	3,882,927	3,906,593
Michaels Stores, Inc., Senior Secured Term Loan B, 3.75%, 1/28/20	1,965,000	1,969,706
Party City Holdings, Inc., Senior Secured Term Loan, 4.00%, 7/27/19	5,897,726	5,901,412
PetSmart, Inc., Senior Secured First Lien Term Loan, 5.00%, 3/11/22	7,699,115	7,765,790
Serta Simmons Holdings LLC, Senior Secured Term Loan, 4.25%, 10/1/19	3,216,919	3,228,644

		22,772,145

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
BWAY Holding Co., Inc., Senior Secured Term Loan B, 5.50%, 8/14/20	2,126,786	2,149,829
Dell, Inc., Senior Secured Term Loan B, 4.50%, 4/29/20	11,939,773	12,035,709

		14,185,538

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Avaya, Inc., Senior Secured Term Loan B6, 6.50%, 3/30/18	5,912,460	5,907,552

TOTAL SENIOR FLOATING RATE LOANS
(Cost $567,879,320)		$562,785,231

CORPORATE BONDS & NOTES — 5.0%
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Aramark Services, Inc., 5.75%, 3/15/20	1,000,000	1,045,000

See Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
CONTAINERS & PACKAGING — 0.2%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 6/15/17 (b)	$1,000,000	$1,002,500

HOTELS, RESTAURANTS & LEISURE — 0.8%
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20	5,465,000	5,424,012

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.5%
AES Corp., 3.26%, 6/1/19	3,000,000	2,985,000

LEISURE PRODUCTS — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21 (a)	2,000,000	2,065,000

MEDIA — 1.9%
iHeartCommunications, Inc., 9.00%, 12/15/19	12,000,000	11,880,000

WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Avaya, Inc.
7.00%, 4/1/19 (b)	3,000,000	2,977,500
9.00%, 4/1/19 (b)	4,000,000	4,100,000

		7,077,500

TOTAL CORPORATE BONDS & NOTES
(Cost $32,205,496)		$31,479,012

SHORT TERM INVESTMENT — 12.3%
MONEY MARKET FUND — 12.3%
State Street Institutional Liquid Reserves Fund 0.10% (c) (d) (e) (Cost $77,613,094)	77,613,094	77,613,094

TOTAL INVESTMENTS — 106.2% (f)
(Cost $677,697,910)		671,877,337

OTHER ASSETS & LIABILITIES — (6.2)%		(39,187,512)

NET ASSETS — 100.0%		$632,689,825

*	The interest rate shown represents the rate at period end.
(a)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.3% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

S.A.R.L.=	Societe A Responsibilite Limitee

See Notes to Schedules of Investments.

SPDR SSGA Ultra Short Term Bond ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Ultra Short Term Bond Portfolio. The schedule of investments for the SSGA Ultra Short Term Bond Portfolio follows.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
ASSET BACKED SECURITIES — 24.3%
AUTOMOBILES — 13.9%
BMW Vehicle Lease Trust, 0.54%, 9/21/15	$24,488	$24,487
Chrysler Capital Auto Receivables Trust, 0.61%, 11/15/16 (a)	22,706	22,707
Ford Credit Auto Lease Trust
1.10%, 12/15/15 (a)	161,224	161,252
0.76%, 9/15/16	250,000	250,204
Ford Credit Auto Owner Trust, 0.48%, 11/15/16	83,419	83,411
Ford Credit Floorplan Master Owner Trust, 0.57%, 2/15/19 (b)	200,000	200,080
GE Dealer Floorplan Master Note Trust
0.67%, 6/20/17 (b)	200,000	200,068
0.56%, 7/20/19 (b)	250,000	249,768
Honda Auto Receivables Owner Trust, 0.70%, 2/16/16	29,353	29,356
John Deere Owner Trust, 0.54%, 7/17/17	400,000	399,806
Santander Drive Auto Receivables Trust, 0.82%, 2/15/18	380,000	380,178
Toyota Auto Receivables Owner Trust, 0.75%, 2/16/16	19,873	19,876
World Omni Auto Receivables Trust, 0.60%, 1/16/18	200,000	199,893

		2,221,086

CREDIT CARD RECEIVABLES — 8.9%
BA Credit Card Trust, 0.46%, 1/15/20 (b)	300,000	299,873
Barclays Dryrock Issuance Trust
0.53%, 12/16/19 (b)	200,000	199,742
0.51%, 3/16/20 (b)	100,000	99,887
Citibank Credit Card Issuance Trust, 0.61%, 9/10/20 (b)	250,000	250,728
Golden Credit Card Trust, 0.51%, 3/15/19 (a) (b)	585,000	584,506

		1,434,736

STUDENT LOAN ABS — 1.5%
SLM Student Loan Trust, 0.42%, 7/25/19 (b)	233,161	233,119

TOTAL ASSET BACKED SECURITIES
(Cost $3,890,328)		$3,888,941

CORPORATE BONDS & NOTES — 63.7%
AEROSPACE & DEFENSE — 1.6%
Boeing Co., 0.38%, 10/30/17 (b)	250,000	250,217

Security Description	Principal Amount	Value
AUTOMOBILES — 9.3%
American Honda Finance Corp.,
0.64%, 5/26/16 (a) (b)	$220,000	$220,811
0.39%, 9/2/16 (b)	100,000	99,977
Daimler Finance North America LLC
0.93%, 8/1/16 (a) (b)	160,000	160,946
1.25%, 1/11/16 (a)	350,000	351,295
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (a)	400,000	400,841
Volkswagen International Finance NV, 1.15%, 11/20/15 (a)	250,000	251,003

		1,484,873

BANKS — 23.9%
American Express Centurion Bank, 0.71%, 11/13/15 (b)	60,000	60,107
Bank of America NA
0.73%, 2/14/17 (b)	125,000	124,927
0.68%, 5/8/17 (b)	400,000	399,318
Bank of Montreal, 0.77%, 7/15/16 (b)	175,000	175,756
Canadian Imperial Bank of Commerce, 0.78%, 7/18/16 (b)	100,000	100,448
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY, 0.75%, 3/18/16 (b)	225,000	225,800
JPMorgan Chase & Co.
0.71%, 11/18/16 (b)	225,000	224,988
2.60%, 1/15/16	250,000	253,452
National Australia Bank, Ltd., 0.55%, 6/30/17 (a) (b)	250,000	249,889
Nederlandse Waterschapsbank NV, 0.46%, 10/18/16 (a) (b)	200,000	200,487
Royal Bank of Canada, 0.51%, 6/16/17 (b)	320,000	319,484
Svenska Handelsbanken AB, 0.71%, 3/21/16 (b)	250,000	250,935
Toronto-Dominion Bank, 0.49%, 5/2/17 (b)	380,000	379,910
US Bancorp, 0.75%, 11/15/18 (b)	150,000	151,065
US Bank NA
0.56%, 1/26/18 (b)	250,000	250,484
4.80%, 4/15/15	100,000	100,107
Wells Fargo & Co., 0.56%, 6/2/17 (b)	150,000	149,990
Westpac Banking Corp., 0.69%, 11/25/16 (b)	220,000	220,739

		3,837,886

See Notes to Schedules of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
BEVERAGES — 7.7%
Anheuser-Busch InBev Finance, Inc., 0.65%, 2/1/19 (b)	$250,000	$249,995
Anheuser-Busch InBev Worldwide, Inc., 3.63%, 4/15/15	250,000	250,211
Diageo Finance BV, 5.30%, 10/28/15	485,000	498,124
PepsiCo, Inc., 0.70%, 8/13/15	240,000	240,424

		1,238,754

CHEMICALS — 1.3%
Praxair, Inc., 3.25%, 9/15/15	200,000	202,543

COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc., 0.54%, 3/3/17 (b)	250,000	250,790

CONSUMER FINANCE — 1.2%
Caterpillar Financial Services Corp., 0.41%, 3/3/17 (b)	200,000	199,881

DIVERSIFIED FINANCIAL SERVICES — 8.8%
American Express Credit Corp., 0.56%, 9/22/17 (b)	250,000	249,367
BP Capital Markets PLC, 0.59%, 11/6/15 (b)	150,000	150,162
General Electric Capital Corp.
0.46%, 5/11/16 (b)	300,000	300,332
0.63%, 7/10/15 (b)	70,000	70,060
1.13%, 5/9/16 (b)	150,000	151,240
Toyota Motor Credit Corp.
0.46%, 5/16/17 (b)	400,000	399,556
0.36%, 9/23/16 (b)	100,000	99,947

		1,420,664

INTERNET SOFTWARE & SERVICES — 1.0%
eBay, Inc., 0.73%, 8/1/19 (b)	160,000	157,169

MEDIA — 2.2%
NBCUniversal Enterprise, Inc.
0.79%, 4/15/16 (a) (b)	200,000	200,591
0.94%, 4/15/18 (a) (b)	150,000	151,102

		351,693

METALS & MINING — 1.3%
Rio Tinto Finance USA PLC, 1.11%, 6/17/16 (b)	200,000	200,450

OIL, GAS & CONSUMABLE FUELS — 3.1%
Chevron Corp., 0.43%, 3/2/18 (b)	250,000	249,994
Statoil ASA, 0.46%, 11/9/17 (b)	250,000	249,155

		499,149

ROAD & RAIL — 0.7%
Canadian National Railway Co., 0.46%, 11/6/15 (b)	119,000	119,031

TOTAL CORPORATE BONDS & NOTES
(Cost $10,214,136)		$10,213,100

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
Province of Ontario Canada, 0.41%, 4/1/15 (b)	$350,000	$350,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $350,000)		$350,000

U.S. TREASURY OBLIGATIONS — 7.9%
Treasury Bill, 0.00%, 9/10/15	400,000	399,834
Treasury Notes
0.88%, 4/30/17	220,000	221,255
0.88%, 9/15/16	550,000	553,523
0.38%, 1/31/16	100,000	100,125

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,273,244)		$1,274,737

SHORT TERM INVESTMENT — 1.7%
MONEY MARKET FUND — 1.7%
State Street Institutional Liquid Reserves Fund 0.10% (c) (d) (e) (Cost $277,888)	277,888	277,888

TOTAL INVESTMENTS — 99.8% (f)
(Cost $16,005,596)		16,004,666

OTHER ASSETS & LIABILITIES — 0.2%		24,351

NET ASSETS — 100.0%		$16,029,017

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 18.4% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Rate shown is rate in effect at March 31, 2015. Maturity date disclosed is the ultimate maturity.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

PLC = Public Limited Company

See Notes to Schedules of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

GEOGRAPHICAL BREAKDOWN AS OF

MARCH 31, 2015

COUNTRY	PERCENT OF NET ASSETS
United States	69.9%
Canada	12.7
Netherlands	7.3
Australia	2.9
United Kingdom	2.2
Sweden	1.6
Norway	1.5
United States Short Term Investment	1.7
Other Assets & Liabilities	0.2

Total	100%

See Notes to Schedules of Investments.

SPDR DoubleLine Total Return Tactical ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street DoubleLine Total Return Tactical Portfolio. The schedule of investments for the State Street DoubleLine Total Return Tactical Portfolio follows.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 20.4%
AUSTRIA — 0.2%
JBS Investments GmbH, 7.75%, 10/28/20	$400,000	$423,000

BERMUDA — 0.5%
Inkia Energy Ltd.
8.38%, 4/4/21 (a)	200,000	206,500
8.38%, 4/4/21	200,000	206,500
NCL Corp. Ltd., 5.25%, 11/15/19 (a)	400,000	410,000
Viking Cruises Ltd., 8.50%, 10/15/22 (a)	300,000	333,750

		1,156,750

BRITISH VIRGIN ISLANDS — 0.1%
Central American Bottling Corp., 6.75%, 2/9/22	200,000	210,250

CANADA — 0.3%
Pacific Rubiales Energy Corp., 7.25%, 12/12/21	100,000	66,470
Seven Generations Energy Ltd., 8.25%, 5/15/20 (a)	300,000	306,000
Ultra Petroleum Corp., 5.75%, 12/15/18 (a)	350,000	315,875

		688,345

CAYMAN ISLANDS — 0.9%
AES Andres Dominicana Ltd. / Itabo Dominicana Ltd., 9.50%, 11/12/20	300,000	312,000
Agromercantil Senior Trust, 6.25%, 4/10/19	500,000	509,350
Grupo Aval Ltd., 4.75%, 9/26/22	300,000	297,285
Guanay Finance Ltd., 6.00%, 12/10/20	250,000	261,875
Industrial Senior Trust, 5.50%, 11/1/22	400,000	386,920
Marfrig Overseas Ltd., 9.50%, 5/4/20	250,000	236,250

		2,003,680

CHILE — 1.0%
Cencosud SA, 5.15%, 2/12/25 (a)	400,000	395,135
Corpbanca SA, 3.88%, 9/22/19	600,000	600,193
CorpGroup Banking SA, 6.75%, 3/15/23	250,000	247,605
ENTEL Chile SA, 4.75%, 8/1/26	200,000	205,098
GNL Quintero SA, 4.63%, 7/31/29	300,000	311,616
Tanner Servicios Financieros SA, 4.38%, 3/13/18	400,000	393,000

Security Description	Principal Amount	Value
Telefonica Chile SA, 3.88%, 10/12/22	$200,000	$201,193

		2,353,840

COLUMBIA — 0.5%
Banco GNB Sudameris SA, 7.50%, 7/30/22	200,000	209,946
Bancolombia SA
5.13%, 9/11/22	200,000	201,580
6.13%, 7/26/20	200,000	213,690
Ecopetrol SA, 5.88%, 5/28/45	500,000	465,000
Oleoducto Central SA, 4.00%, 5/7/21	200,000	198,000

		1,288,216

COSTA RICA — 0.6%
Banco de Costa Rica, 5.25%, 8/12/18	450,000	459,900
Banco Nacional de Costa Rica
6.25%, 11/1/23	200,000	203,500
4.88%, 11/1/18	300,000	304,110
Instituto Costarricense de Electricidad, 6.95%, 11/10/21	400,000	420,500

		1,388,010

DOMINICAN REPUBLIC — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 9.75%, 11/13/19	200,000	192,500

ISRAEL — 0.4%
B Communications Ltd., 7.38%, 2/15/21 (a)	300,000	321,450
Israel Electric Corp. Ltd., 5.00%, 11/12/24 (a)	600,000	621,000

		942,450

JAMAICA — 0.2%
Digicel Group Ltd., 7.13%, 4/1/22	500,000	457,500

LUXEMBOURG — 0.5%
Gol LuxCo SA, 8.88%, 1/24/22	200,000	145,000
Minerva Luxembourg SA, 8.75%, 12/29/49 (b)	450,000	427,500
SUAM Finance BV, 4.88%, 4/17/24	550,000	569,250

		1,141,750

MEXICO — 1.5%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 1/30/24 (b)	450,000	475,740

See Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
BBVA Bancomer SA/Texas, 5.35%, 11/12/29 (b)	$480,000	$477,504
Cemex SAB de CV, 5.70%, 1/11/25	200,000	197,300
Credito Real SAB de CV SOFOM ER, 7.50%, 3/13/19	200,000	204,900
Fermaca Enterprises S de RL de CV, 6.38%, 3/30/38	297,821	311,967
Grupo Elektra SAB DE CV, 7.25%, 8/6/18	250,000	258,125
Grupo Idesa SA de CV, 7.88%, 12/18/20	250,000	255,937
Grupo Posadas SAB de CV, 7.88%, 11/30/17	150,000	147,000
Mexico Generadora de Energia S de rl, 5.50%, 12/6/32	200,000	203,000
Sixsigma Networks Mexico SA de CV, 8.25%, 11/7/21	200,000	209,060
TV Azteca SAB de CV, 7.63%, 9/18/20	300,000	317,625
Unifin Financiera SAPI de CV SOFOM ENR, 6.25%, 7/22/19	400,000	372,640

		3,430,798

NETHERLANDS — 0.2%
Ajecorp BV, 6.50%, 5/14/22	150,000	90,000
CIMPOR Financial Operations BV, 5.75%, 7/17/24	300,000	249,000
Marfrig Holding Europe BV, 6.88%, 6/24/19	200,000	170,000

		509,000

PANAMA — 0.7%
Aeropuerto Internacional de Tocumen SA, 5.75%, 10/9/23	250,000	257,525
Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd., 8.38%, 5/10/20	400,000	400,000
ENA Norte Trust, 4.95%, 4/25/28	538,268	553,071
Global Bank Corp., 5.13%, 10/30/19	400,000	415,000

		1,625,596

PARAGUAY — 0.5%
Banco Continental SAECA, 8.88%, 10/15/17	423,000	437,805
Banco Regional SAECA, 8.13%, 1/24/19	350,000	370,580
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	400,000	410,000

		1,218,385

PERU — 1.3%
Abengoa Transmision Sur SA, 6.88%, 4/30/43	400,000	450,000
Banco de Credito del Peru/Panama, 6.13%, 4/24/27 (b)	200,000	217,480

Security Description	Principal Amount	Value
Banco Internacional del Peru SAA, 6.63%, 3/19/29 (b)	$400,000	$432,000
BBVA Banco Continental SA, 5.25%, 9/22/29 (b)	500,000	507,350
Cia Minera Ares SAC, 7.75%, 1/23/21	200,000	197,750
Cia Minera Milpo SAA, 4.63%, 3/28/23	300,000	299,400
Union Andina de Cementos SAA, 5.88%, 10/30/21	500,000	505,500
Volcan Cia Minera SAA, 5.38%, 2/2/22	400,000	380,200

		2,989,680

SINGAPORE — 0.3%
Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24 (b)	400,000	416,904
United Overseas Bank Ltd., 3.75%, 9/19/24 (b)	400,000	413,644

		830,548

UNITED KINGDOM — 0.1%
Vedanta Resources PLC, 8.25%, 6/7/21	250,000	226,875

UNITED STATES — 10.5%
Activision Blizzard, Inc., 5.63%, 9/15/21 (a)	300,000	319,500
Alere, Inc., 6.50%, 6/15/20	300,000	309,750
Altria Group, Inc., 2.85%, 8/9/22	575,000	571,094
Amazon.com, Inc., 2.60%, 12/5/19	575,000	587,377
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	300,000	321,750
Audatex North America, Inc., 6.00%, 6/15/21 (a)	400,000	423,000
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	300,000	308,625
Bank of America Corp., 2.00%, 1/11/18	575,000	578,359
Berry Plastics Corp., 5.50%, 5/15/22	300,000	308,250
Biomet, Inc., 6.50%, 8/1/20	421,000	446,260
Burlington Northern Santa Fe LLC, 3.40%, 9/1/24	575,000	599,740
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	320,000	327,200
CDW LLC / CDW Finance Corp., 6.00%, 8/15/22	300,000	322,035
Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.38%, 9/15/20 (a)	300,000	316,125
Comcast Corp., 4.20%, 8/15/34	550,000	593,428
CommScope, Inc., 5.00%, 6/15/21 (a)	435,000	434,456
Dow Chemical Co., 3.00%, 11/15/22	575,000	577,915

See Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Corp., 3.75%, 4/15/24	$550,000	$586,794
Family Tree Escrow LLC, 5.75%, 3/1/23 (a)	300,000	315,750
Freeport-McMoRan, Inc.
5.45%, 3/15/43	300,000	268,872
3.88%, 3/15/23	200,000	185,960
Gates Global LLC / Gates Global Co., 6.00%, 7/15/22 (a)	336,000	317,100
General Electric Capital Corp., 2.90%, 1/9/17	550,000	569,717
Georgia-Pacific LLC, 3.60%, 3/1/25 (a)	575,000	589,440
Goldman Sachs Group, Inc., 2.60%, 4/23/20	580,000	584,716
Goodyear Tire & Rubber Co., 7.00%, 5/15/22	300,000	328,500
HCA, Inc., 4.25%, 10/15/19	500,000	513,750
HD Supply, Inc., 7.50%, 7/15/20	300,000	321,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.88%, 3/15/19	350,000	356,563
JPMorgan Chase & Co., 1.35%, 2/15/17	575,000	576,516
Kindred Healthcare, Inc., 8.00%, 1/15/20 (a)	300,000	321,938
Level 3 Communications, Inc., 5.75%, 12/1/22	300,000	308,070
Memorial Production Partners LP / Memorial Production Finance Corp., 6.88%, 8/1/22 (a)	440,000	389,400
MetLife, Inc., 3.60%, 4/10/24	550,000	580,237
MGM Resorts International, 6.63%, 12/15/21	480,000	512,700
Morgan Stanley, 2.65%, 1/27/20	575,000	583,446
Oracle Corp., 2.38%, 1/15/19	575,000	589,266
Platform Specialty Products Corp., 6.50%, 2/1/22 (a)	300,000	313,500
Regal Entertainment Group, 5.75%, 3/15/22	200,000	204,500
Reliance Holding USA, Inc., 4.50%, 10/19/20	250,000	266,819
Revlon Consumer Products Corp., 5.75%, 2/15/21	380,000	392,350
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	300,000	319,125
SBA Communications Corp., 5.63%, 10/1/19	343,000	361,693
Scientific Games International, Inc., 7.00%, 1/1/22 (a)	310,000	316,975
Select Medical Corp., 6.38%, 6/1/21	300,000	296,813
Service Corp. International/US, 5.38%, 1/15/22	340,000	355,300
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/1/22 (a)	300,000	298,125

Security Description	Principal Amount	Value
Southern Star Central Corp., 5.13%, 7/15/22 (a)	$300,000	$308,250
Station Casinos LLC, 7.50%, 3/1/21	300,000	319,500
Steel Dynamics, Inc., 5.13%, 10/1/21 (a)	310,000	311,938
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (a)	225,000	232,875
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	425,000	435,102
TIAA Asset Management Finance Co. LLC, 4.13%, 11/1/24 (a)	500,000	527,748
TransDigm, Inc., 6.00%, 7/15/22	385,000	385,000
Tyson Foods, Inc., 3.95%, 8/15/24	550,000	578,713
United Rentals North America, Inc., 7.63%, 4/15/22	300,000	328,200
Verizon Communications, Inc., 3.50%, 11/1/24	575,000	588,216
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	575,000	579,919
Wells Fargo & Co., 3.50%, 3/8/22	550,000	581,830

		24,447,090

TOTAL CORPORATE BONDS & NOTES
(Cost $47,816,235)		$47,524,263

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Panama Government International Bond, 3.75%, 3/16/25	200,000	205,700

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $197,722)		$205,700

SENIOR FLOATING RATE LOANS — 10.0%
AEROSPACE & DEFENSE — 0.2%
BE Aerospace, Inc., Senior Secured Term Loan B, 4.00%, 12/16/21	500,000	504,683

AIRLINES — 0.2%
Delta Air Lines, Inc., Senior Secured Term Loan B1, 3.25%, 10/18/18	498,724	499,345

AUTO COMPONENTS — 0.7%
Federal-Mogul Holdings Corp., Senior Secured Term Loan C, 4.75%, 4/15/21	1,000,000	998,875
Goodyear Tire & Rubber Company, Senior Secured Second Lien Term Loan, 4.75%, 4/30/19	500,000	505,938

		1,504,813

See Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Asurion LLC, Senior Secured Term Loan B1, 5.00%, 5/24/19	$1,000,000	$1,004,235

CONTAINERS & PACKAGING — 0.4%
Reynolds Group Issuer, Inc., Senior Secured New Dollar Term Loan, 4.50%, 12/1/18	974,671	980,154

DIVERSIFIED FINANCIAL SERVICES — 0.2%
TransUnion LLC, Senior Secured Term Loan, 4.00%, 4/9/21	500,000	500,665

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Intelsat Jackson Holdings, Ltd., Senior Secured Term Loan B2, 3.75%, 6/30/19	500,000	498,687
Level 3 Financing Inc., Senior Secured Incremental Term Loan B5, 4.50%, 1/31/22	500,000	503,360
Virgin Media Bristol LLC, Senior Secured Term Loan B, 3.50%, 6/7/20	854,809	854,814

		1,856,861

FOOD & STAPLES RETAILING — 0.5%
Albertson’s Holdings LLC, Senior Secured Term Loan B4, 5.50%, 8/25/21	1,000,000	1,009,740

FOOD PRODUCTS — 0.4%
Candy Intermediate Holdings, Inc., Senior Secured Term Loan, 7.50%, 6/18/18	1,000,000	995,000

HEALTH CARE PROVIDERS & SERVICES — 1.1%
American Renal Holdings Inc., Senior Secured First Lien Term Loan, LIBOR + 3.25%, 9/22/19	1,000,000	1,001,255
DaVita HealthCare Partners, Inc., Senior Secured Term Loan B, 3.50%, 6/24/21	500,000	501,842
HCA Inc., Senior Secured Extended Term Loan B4, 3.03%, 5/1/18	500,000	500,833
U.S. Renal Care, Inc., Senior Secured Term Loan, 4.25%, 7/3/19	500,000	501,562

		2,505,492

HOTELS, RESTAURANTS & LEISURE — 1.5%
Burger King 1011778 B.C. Unlimited Liability Co., Senior Secured Term Loan B, LIBOR + 3.50%, 12/12/21	500,000	505,485

Security Description	Principal Amount	Value
Hilton Worldwide Finance LLC, Senior Secured Term Loan B2, 3.50%, 10/26/20	$500,000	$501,250
Scientific Games International, Inc., Senior Secured Term Loan B2, 6.00%, 10/1/21	1,000,000	1,003,680
Station Casinos LLC, Senior Secured Term Loan B, 4.25%, 3/2/20	500,000	501,912
Travelport Finance (Luxembourg) S.A.R.L., Senior Secured Term Loan B, 5.75%, 9/2/21	1,000,000	1,010,800

		3,523,127

HOUSEHOLD DURABLES — 0.3%
Spin Holdco, Inc., Senior Secured Term Loan B, 4.25%, 11/14/19	600,000	599,061

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Calpine Corp., Senior Secured Term Loan B1, 4.00%, 4/1/18	498,701	500,701

IT SERVICES — 0.2%
First Data Corp., Senior Secured Extended Term Loan, 3.67%, 3/24/18	500,000	500,500

MACHINERY — 0.9%
Doosan Infracore International, Inc., Senior Secured Term Loan B, 4.50%, 5/28/21	1,000,000	1,012,500
Gates Global, Inc., Senior Secured Term Loan B, 4.25%, 7/5/21	998,747	996,190

		2,008,690

MEDIA — 0.7%
Charter Communications Operating, LLC, Senior Secured Term Loan G, LIBOR + 3.50%, 9/12/21	500,000	504,863
Media General Inc., Senior Secured Term Loan B, 4.25%, 7/31/20	489,712	492,650
Univision Communications, Inc., Senior Secured Term Loan C3, 4.00%, 3/1/20	500,000	499,570

		1,497,083

MULTILINE RETAIL — 0.4%
Neiman Marcus Group, Inc., Senior Secured Term Loan, 4.25%, 10/25/20	1,000,000	998,125

OIL, GAS & CONSUMABLE FUELS — 0.1%
Energy Transfer Equity, L.P., Senior Secured Term Loan, 4.00%, 12/2/19	200,000	199,650

See Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Capital Automotive L.P., Senior Secured Term Loan B, 4.00%, 4/10/19	$498,662	$501,312

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Freescale Semiconductor, Inc., Senior Secured Term Loan B5, 5.00%, 1/15/21	500,000	503,160

SOFTWARE — 0.4%
BMC Software Finance, Inc., Senior Secured Term Loan, 5.00%, 9/10/20	998,691	979,187

TOTAL SENIOR FLOATING RATE LOANS
(Cost $23,128,174)		$23,171,584

COMMERCIAL MORTGAGE BACKED SECURITIES — 19.8%
Alternative Loan Trust 2007-11T1, 6.00%, 5/25/37	2,981,921	2,485,446
Banc of America Commercial Mortgage Trust 2006-6, 5.39%, 10/10/45	500,000	528,874
Banc of America Funding 2005-5 Trust, 5.50%, 9/25/35	3,577,386	3,689,737
CHL Mortgage Pass-Through Trust 2007-HY1, 2.67%, 4/25/37 (b)	2,974,699	2,663,233
Citigroup Commercial Mortgage Trust 2007-C6, 5.70%, 12/10/49 (a) (b)	750,000	797,946
Citigroup Mortgage Loan Trust 2009-7, 6.00%, 7/25/36 (a)	6,800,942	4,482,611
COMM 2014-KYO Mortgage Trust, 3.68%, 6/11/27 (a) (b)	750,000	748,138
COMM 2015-CCRE22 Mortgage Trust
1.17%, 3/10/48 (b)	11,000,000	776,677
4.27%, 3/10/48 (a) (b)	750,000	678,899
COMM 2015-DC1 Mortgage Trust
1.34%, 2/10/48 (b)	9,250,000	747,104
4.50%, 2/10/48 (a) (b)	750,000	693,824
COMM 2015-LC19 Mortgage Trust, 2.87%, 2/10/48 (a)	1,200,000	980,116
Commercial Mortgage Trust 2007-GG11, 6.02%, 12/10/49 (b)	1,000,000	1,059,882
Countrywide Commercial Mortgage Trust 2007-MF1, 6.08%, 11/12/43 (a) (b)	939,553	986,436
CSMC 2015-RPL1 Trust, 3.63%, 2/25/57 (a)	4,966,515	4,943,828
CSMC Mortgage-Backed Trust 2006-7, 6.00%, 8/25/36	5,597,537	5,037,168

Security Description	Principal Amount	Value
CSMC Trust 2013-6, 2.50%, 7/25/28 (a) (b)	$4,218,187	$4,258,391
GS Mortgage Securities Trust 2006-GG8, 5.62%, 11/10/39	750,000	766,868
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, 2.43%, 1/15/32 (a) (b)	750,000	750,963
JPMBB Commercial Mortgage Securities Trust 2014-C25, 1.02%, 11/15/47 (b)	6,489,643	450,349
LB-UBS Commercial Mortgage Trust 2007-C7, 6.35%, 9/15/45 (b)	750,000	803,351
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20, 4.46%, 2/15/48 (b)	500,000	514,845
Morgan Stanley Capital I Trust 2015-XLF1, 3.15%, 8/13/16 (a) (b)	750,000	750,997
Structured Adjustable Rate Mortgage Loan Trust, 5.25%, 9/25/36 (b)	3,119,795	2,801,120
Washington Mutual Mortgage Pass-Through Certificates WMALT, 6.00%, 7/25/36	3,929,256	2,157,806
Wells Fargo Commercial Mortgage Trust 2015-C27, 3.89%, 2/15/48	750,000	732,517
Wells Fargo Commercial Mortgage Trust 2015-LC20, 1.56%, 4/15/50 (b)	8,000,000	761,600

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $46,099,431)		$46,048,726

U.S. GOVERNMENT AGENCY OBLIGATIONS — 38.0%
Fannie Mae Pool
3.00%, 1/1/45	4,905,260	4,964,157
3.00%, 2/1/45	4,992,729	5,052,677
3.00%, 3/1/45	4,000,000	4,093,330
3.50%, 9/1/34	5,416,807	5,727,385
3.50%, 11/1/34	4,846,744	5,124,638
3.50%, 2/1/35	2,973,014	3,145,797
3.50%, 3/1/44	8,207,454	8,224,245
4.50%, 6/1/44	4,441,786	4,845,293
4.50%, 7/1/44	4,378,116	4,775,838
4.50%, 2/1/45	4,704,161	5,158,166
Freddie Mac Gold Pool
3.00%, 1/1/45	4,395,368	4,488,473
3.00%, 2/1/45	2,993,764	3,057,180
3.00%, 3/1/45	3,000,000	3,063,548
3.50%, 2/1/45	5,987,961	6,283,470
4.50%, 6/1/44	4,511,113	4,913,486
Freddie Mac REMICS
3.00%, 6/15/41	3,504,000	3,615,077
3.00%, 2/15/45	3,007,500	2,864,605

See Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 3/15/45	$2,500,000	$2,362,500
5.74%, 1/25/43 (b)	1,641,893	1,479,777
6.48%, 5/15/41 (b)	7,036,369	1,163,599
Government National Mortgage Association
5.88%, 11/16/43 (b)	7,620,771	1,122,900
6.00%, 7/20/42 (b)	21,977,823	3,006,825

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $88,314,581)		$88,532,966

U.S. TREASURY OBLIGATIONS — 4.6%
United States Treasury Note/Bond
0.25%, 7/31/15	1,700,000	1,701,003
0.38%, 6/30/15	1,250,000	1,250,913
2.13%, 1/31/21	3,330,000	3,435,361
2.50%, 5/15/24	1,990,000	2,090,018
3.13%, 2/15/43	1,360,000	1,518,236
4.50%, 2/15/36	610,000	831,216

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,752,737)		$10,826,747

SHORT TERM INVESTMENT — 20.2%
MONEY MARKET FUND — 20.2%
State Street Institutional Liquid Reserves Fund 0.10% (c) (d) (e) (Cost $46,891,839)	46,891,839	46,891,839

TOTAL INVESTMENTS — 113.1% (f)
(Cost $263,200,719)		263,201,825

OTHER ASSETS & LIABILITIES — (13.1)%		(30,457,844)

NET ASSETS — 100.0%		$232,743,981

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 12.3% of net assets as of March 31, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Rate shown is rate in effect at March 31, 2015. Maturity date disclosed is the ultimate maturity.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

REMICS = Real Estate Mortgage Investment Conduits

S.A.R.L. = Societe A Responsibilite Limitee

See Notes to Schedules of Investments.

State Street Clarion Global Infrastructure & MLP Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.5%
AUSTRALIA — 6.5%
Aurizon Holdings, Ltd.	76,220	$282,407
AusNet Services	153,200	170,874
Transurban Group	79,827	581,176

		1,034,457

CANADA — 2.0%
TransCanada Corp.	7,440	318,161

CHINA — 1.2%
Beijing Capital International Airport Co., Ltd. (Class H)	188,000	183,319

FRANCE — 5.0%
Suez Environnement Co.	13,650	234,928
Vinci SA	9,920	567,116

		802,044

HONG KONG — 5.4%
Beijing Enterprises Holdings, Ltd.	27,500	216,366
China Resources Gas Group, Ltd.	71,000	220,700
COSCO Pacific, Ltd.	138,400	181,367
Power Assets Holdings, Ltd.	23,800	243,432

		861,865

ITALY — 4.2%
Atlantia SpA	12,900	338,745
Enel SpA	72,365	327,356

		666,101

JAPAN — 6.5%
Central Japan Railway Co.	2,400	435,172
East Japan Railway Co.	7,400	594,838

		1,030,010

SPAIN — 6.0%
Enagas SA	7,100	203,064
Ferrovial SA	24,170	513,980
Red Electrica Corp. SA	2,935	238,747

		955,791

SWITZERLAND — 0.8%
Flughafen Zuerich AG	170	134,068

UNITED KINGDOM — 7.7%
Abengoa Yield PLC	2,495	84,281
National Grid PLC	46,590	598,052
Severn Trent PLC	5,333	163,008
United Utilities Group PLC	14,900	206,371
VTTI Energy Partners LP	6,916	171,655

		1,223,367

Security Description	Shares	Value
UNITED STATES — 52.2%
Cone Midstream Partners LP	16,816	$292,767
Crown Castle International Corp.	12,201	1,007,071
CSX Corp.	15,427	510,942
Dominion Resources, Inc.	5,668	401,691
DTE Energy Co.	3,384	273,055
Edison International	4,209	262,936
Energy Transfer Equity LP	5,165	327,254
EnLink Midstream Partners LP	11,531	285,277
EQT Midstream Partners LP	1,060	82,320
Eversource Energy	6,162	311,304
Exelon Corp.	9,298	312,506
ITC Holdings Corp.	6,100	228,323
NextEra Energy, Inc.	4,710	490,076
NiSource, Inc.	5,719	252,551
Pattern Energy Group, Inc.	10,021	283,795
Plains GP Holdings LP (Class A)	8,800	249,656
PPL Corp.	6,000	201,960
Rose Rock Midstream LP	1,900	90,250
SBA Communications Corp. (Class A) (a)	1,371	160,544
SemGroup Corp. (Class A)	4,571	371,805
Sempra Energy	3,005	327,605
Summit Midstream Partners LP	8,177	263,054
Sunoco Logistics Partners LP	7,971	329,521
Targa Resources Corp.	1,170	112,074
Union Pacific Corp.	4,074	441,255
Valero Energy Partners LP	3,000	145,200
Williams Partners LP	5,800	285,476

		8,300,268

TOTAL COMMON STOCKS
(Cost $15,540,285)		$15,509,451

SHORT TERM INVESTMENT — 2.4%
MONEY MARKET FUND — 2.4%
State Street Institutional Liquid Reserves Fund 0.10% (b) (c) (Cost $387,943)	387,943	387,943

TOTAL INVESTMENTS — 99.9% (d)
(Cost $15,928,228)		15,897,394

OTHER ASSETS & LIABILITIES — 0.1%		18,365

NET ASSETS — 100.0%		$15,915,759

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.

See Notes to Schedules of Investments.

State Street Clarion Global Infrastructure & MLP Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

PLC = Public Limited Company

INDUSTRY BREAKDOWN AS OF

MARCH 31, 2015

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	20.9%
Electric Utilities	17.5
Road & Rail	14.3
Multi-Utilities	13.1
Transportation Infrastructure	8.9
Construction & Engineering	6.8
Real Estate Investment Trusts	6.3
Gas Utilities	2.7
Water Utilities	2.3
Independent Power & Renewable Electricity Producers	2.3
Industrial Conglomerates	1.4
Wireless Telecommunication Services	1.0
Short Term Investment	2.4
Other Assets & Liabilities	0.1

Total	100.0%

See Notes to Schedules of Investments.

SPDR MFS Systematic Core Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Core Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Core Equity Portfolio follows.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE — 4.8%
General Dynamics Corp.	659	$89,446
Northrop Grumman Corp.	188	30,261
Precision Castparts Corp.	94	19,740

		139,447

BANKS — 6.5%
JPMorgan Chase & Co.	1,886	114,254
Wells Fargo & Co.	1,367	74,365

		188,619

BIOTECHNOLOGY — 2.3%
Amgen, Inc.	329	52,591
Biogen, Inc. (a)	37	15,623

		68,214

CHEMICALS — 2.8%
LyondellBasell Industries NV (Class A)	925	81,215

CONSUMER FINANCE — 1.2%
Discover Financial Services	617	34,768

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
Verizon Communications, Inc.	1,417	68,909

ELECTRIC UTILITIES — 1.1%
Edison International	508	31,735

FOOD & STAPLES RETAILING — 4.0%
Kroger Co.	1,538	117,903

FOOD PRODUCTS — 0.9%
Mondelez International, Inc. (Class A)	767	27,681

HEALTH CARE PROVIDERS & SERVICES — 8.2%
Anthem, Inc.	751	115,962
Cardinal Health, Inc.	197	17,783
McKesson Corp.	461	104,278

		238,023

HOTELS, RESTAURANTS & LEISURE — 3.4%
Royal Caribbean Cruises, Ltd.	1,197	97,974

HOUSEHOLD PRODUCTS — 1.3%
Procter & Gamble Co.	465	38,102

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.1%
AES Corp.	4,722	60,678

INSURANCE — 9.0%
MetLife, Inc.	1,884	95,236
Prudential Financial, Inc.	1,105	88,742

Security Description	Shares	Value
Validus Holdings, Ltd.	1,876	$78,980

		262,958

INTERNET SOFTWARE & SERVICES — 7.2%
Facebook, Inc. (Class A) (a)	330	27,131
Google, Inc. (Class A) (a)	77	42,712
Google, Inc. (Class C) (a)	28	15,344
LinkedIn Corp. (Class A) (a)	259	64,714
Yahoo!, Inc. (a)	1,318	58,565

		208,466

MEDIA — 2.1%
Comcast Corp. (Class A)	481	27,162
Time Warner Cable, Inc.	237	35,522

		62,684

MULTILINE RETAIL — 0.9%
Target Corp.	307	25,195

OIL, GAS & CONSUMABLE FUELS — 7.5%
Exxon Mobil Corp.	1,170	99,450
Valero Energy Corp.	1,871	119,033

		218,483

PHARMACEUTICALS — 7.4%
Eli Lilly & Co.	669	48,603
Johnson & Johnson	894	89,936
Merck & Co., Inc.	1,321	75,931

		214,470

REAL ESTATE INVESTMENT TRUSTS — 2.8%
Iron Mountain, Inc.	2,259	82,408

SOFTWARE — 6.2%
Electronic Arts, Inc. (a)	1,826	107,396
Oracle Corp.	1,698	73,269

		180,665

SPECIALTY RETAIL — 3.2%
Best Buy Co., Inc.	2,446	92,434

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.3%
Apple, Inc.	1,267	157,653
Hewlett-Packard Co.	2,710	84,443

		242,096

TOBACCO — 3.3%
Altria Group, Inc.	613	30,662
Philip Morris International, Inc.	884	66,592

		97,254

TOTAL COMMON STOCKS
(Cost $2,559,496)		$2,880,381

See Notes to Schedules of Investments.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 1.0%
MONEY MARKET FUND — 1.0%
State Street Institutional Liquid Reserves Fund 0.10% (b) (c) (Cost $28,279)	28,279	$28,279

TOTAL INVESTMENTS — 99.9% (d)
(Cost $2,587,775)		2,908,660

OTHER ASSETS & LIABILITIES — 0.1%		3,344

NET ASSETS — 100.0%		$2,912,004

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

See Notes to Schedules of Investments.

SPDR MFS Systematic Growth Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Growth Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Growth Equity Portfolio follows.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 1.1%
General Dynamics Corp.	237	$32,168

AUTO COMPONENTS — 0.8%
Lear Corp.	221	24,491

BEVERAGES — 2.0%
Coca-Cola Co.	1,501	60,866

BIOTECHNOLOGY — 2.6%
Amgen, Inc.	398	63,620
Gilead Sciences, Inc. (a)	150	14,720

		78,340

CHEMICALS — 3.5%
LyondellBasell Industries NV (Class A)	1,192	104,658

COMMUNICATIONS EQUIPMENT — 0.5%
QUALCOMM, Inc.	207	14,353

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
Verizon Communications, Inc.	1,677	81,553

FOOD & STAPLES RETAILING — 5.4%
CVS Health Corp.	449	46,341
Kroger Co.	1,521	116,600

		162,941

FOOD PRODUCTS — 2.3%
Ingredion, Inc.	881	68,559

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Edwards Lifesciences Corp. (a)	676	96,303

HEALTH CARE PROVIDERS & SERVICES — 6.0%
HCA Holdings, Inc. (a)	939	70,641
McKesson Corp.	484	109,481

		180,122

HOTELS, RESTAURANTS & LEISURE — 3.7%
Carnival Corp.	163	7,798
Royal Caribbean Cruises, Ltd.	1,253	102,558

		110,356

HOUSEHOLD DURABLES — 1.2%
PulteGroup, Inc.	1,623	36,079

INSURANCE — 3.5%
Prudential Financial, Inc.	385	30,919
Validus Holdings, Ltd.	1,761	74,138

		105,057

INTERNET & CATALOG RETAIL — 0.6%
Priceline Group, Inc. (a)	15	17,462

Security Description	Shares	Value
INTERNET SOFTWARE & SERVICES — 10.2%
Facebook, Inc. (Class A) (a)	1,674	$137,628
Google, Inc. (Class A) (a)	62	34,391
LinkedIn Corp. (Class A) (a)	138	34,481
VeriSign, Inc. (a)	1,473	98,647

		305,147

IT SERVICES — 5.9%
Cognizant Technology Solutions Corp. (Class A) (a)	1,320	82,355
FleetCor Technologies, Inc. (a)	623	94,023

		176,378

MACHINERY — 1.8%
Caterpillar, Inc.	679	54,340

MEDIA — 4.9%
Comcast Corp. (Class A)	1,933	109,156
Time Warner Cable, Inc.	244	36,571

		145,727

MULTILINE RETAIL — 0.7%
Macy’s, Inc.	307	19,927

OIL, GAS & CONSUMABLE FUELS — 4.5%
EOG Resources, Inc.	151	13,845
Marathon Petroleum Corp.	946	96,861
Valero Energy Corp.	369	23,476

		134,182

PHARMACEUTICALS — 4.4%
Bristol-Myers Squibb Co.	714	46,053
Johnson & Johnson	412	41,447
Merck & Co., Inc.	779	44,777

		132,277

REAL ESTATE INVESTMENT TRUSTS — 4.2%
Iron Mountain, Inc.	2,331	85,035
Simon Property Group, Inc.	214	41,867

		126,902

ROAD & RAIL — 1.0%
Union Pacific Corp.	274	29,677

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Broadcom Corp. (Class A)	164	7,100

SOFTWARE — 9.6%
Electronic Arts, Inc. (a)	1,879	110,513
Intuit, Inc.	77	7,466
Microsoft Corp.	1,480	60,170
Oracle Corp.	2,552	110,119

		288,268

See Notes to Schedules of Investments.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 4.4%
AutoZone, Inc. (a)	36	$24,558
Best Buy Co., Inc.	2,428	91,754
Home Depot, Inc.	141	16,019

		132,331

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.1%
Apple, Inc.	995	123,808

TOBACCO — 4.0%
Altria Group, Inc.	878	43,918
Philip Morris International, Inc.	987	74,350

		118,268

TOTAL COMMON STOCKS
(Cost $2,532,110)		$2,967,640

SHORT TERM INVESTMENT — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund 0.10% (b) (c) (Cost $27,041)	27,041	27,041

TOTAL INVESTMENTS — 99.9% (d)
(Cost $2,559,151)		2,994,681

OTHER ASSETS & LIABILITIES — 0.1%		3,927

NET ASSETS — 100.0%		$2,998,608

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

See Notes to Schedules of Investments.

SPDR MFS Systematic Value Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Value Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Value Equity Portfolio follows.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 6.1%
General Dynamics Corp.	599	$81,302
Northrop Grumman Corp.	579	93,196

		174,498

AUTO COMPONENTS — 1.8%
Gentex Corp.	1,294	23,680
Goodyear Tire & Rubber Co.	960	25,997

		49,677

BANKS — 11.4%
Citigroup, Inc.	1,116	57,496
JPMorgan Chase & Co.	2,285	138,425
Wells Fargo & Co.	2,374	129,146

		325,067

BEVERAGES — 1.2%
Molson Coors Brewing Co. (Class B)	436	32,460

CAPITAL MARKETS — 0.8%
Goldman Sachs Group, Inc.	121	22,744

CHEMICALS — 3.3%
LyondellBasell Industries NV (Class A)	1,060	93,068

CONSUMER FINANCE — 1.3%
Discover Financial Services	671	37,811

ELECTRIC UTILITIES — 2.0%
Edison International	911	56,910

FOOD & STAPLES RETAILING — 2.1%
Kroger Co.	767	58,798

FOOD PRODUCTS — 2.1%
Mondelez International, Inc. (Class A)	1,680	60,631

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	432	20,015
Medtronic PLC	390	30,416

		50,431

HEALTH CARE PROVIDERS & SERVICES — 8.6%
Aetna, Inc.	274	29,189
Anthem, Inc.	687	106,080
Cardinal Health, Inc.	327	29,518
McKesson Corp.	352	79,623

		244,410

HOTELS, RESTAURANTS & LEISURE — 4.4%
Norwegian Cruise Line Holdings, Ltd. (a)	660	35,647
Royal Caribbean Cruises, Ltd.	1,098	89,871

		125,518

Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.8%
PulteGroup, Inc.	992	$22,052

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.5%
AES Corp.	5,433	69,814

INSURANCE — 12.2%
Everest Re Group, Ltd.	429	74,646
MetLife, Inc.	1,848	93,416
Prudential Financial, Inc.	1,163	93,401
Travelers Cos., Inc.	401	43,360
Validus Holdings, Ltd.	991	41,721

		346,544

INTERNET SOFTWARE & SERVICES — 3.5%
VeriSign, Inc. (a)	355	23,774
Yahoo!, Inc. (a)	1,730	76,873

		100,647

MACHINERY — 0.9%
Caterpillar, Inc.	308	24,649

MULTILINE RETAIL — 0.5%
Burlington Stores, Inc. (a)	250	14,855

OIL, GAS & CONSUMABLE FUELS — 10.0%
Chesapeake Energy Corp.	612	8,666
Chevron Corp.	199	20,891
Exxon Mobil Corp.	1,226	104,210
Marathon Petroleum Corp.	519	53,140
Occidental Petroleum Corp.	280	20,440
Valero Energy Corp.	1,219	77,553

		284,900

PHARMACEUTICALS — 7.3%
AbbVie, Inc.	860	50,344
Johnson & Johnson	668	67,201
Merck & Co., Inc.	1,558	89,554

		207,099

REAL ESTATE INVESTMENT TRUSTS — 3.8%
AvalonBay Communities, Inc.	186	32,411
Iron Mountain, Inc.	1,237	45,126
WP GLIMCHER, Inc.	1,786	29,701

		107,238

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Broadcom Corp. (Class A)	2,061	89,231

SOFTWARE — 3.5%
Electronic Arts, Inc. (a)	1,685	99,103

See Notes to Schedules of Investments.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 2.9%
Best Buy Co., Inc.	2,199	$83,100

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Hewlett-Packard Co.	853	26,580

TOTAL COMMON STOCKS
(Cost $2,554,324)		$2,807,835

SHORT TERM INVESTMENT — 1.1%
MONEY MARKET FUND — 1.1%
State Street Institutional Liquid Reserves Fund 0.10% (b) (c) (Cost $32,902)	32,902	32,902

TOTAL INVESTMENTS — 99.9% (d)
(Cost $2,587,226)		2,840,737

OTHER ASSETS & LIABILITIES — 0.1%		2,235

NET ASSETS — 100.0%		$2,842,972

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

PLC = Public Limited Company

See Notes to Schedules of Investments.

SPDR SSGA Risk Aware ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Value Equity Portfolio. The schedule of investments for the SSGA Risk Aware Portfolio follows.

SSGA Risk Aware Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 0.3%
DigitalGlobe, Inc. (a)	169	$5,758

BANKS — 6.1%
Capital Bank Financial Corp. (Class A) (a)	3,775	104,228
First Connecticut Bancorp, Inc.	144	2,213
HomeTrust Bancshares, Inc. (a)	1,070	17,088

		123,529

BEVERAGES — 8.5%
Coca-Cola Co.	1,011	40,996
Dr Pepper Snapple Group, Inc.	1,028	80,677
PepsiCo, Inc.	535	51,157

		172,830

BIOTECHNOLOGY — 3.3%
Amgen, Inc.	357	57,067
NewLink Genetics Corp. (a)	47	2,571
OvaScience, Inc. (a)	217	7,536

		67,174

CAPITAL MARKETS — 0.4%
FXCM, Inc.	3,445	7,338

COMMERCIAL SERVICES & SUPPLIES — 5.5%
Rollins, Inc.	315	7,790
Stericycle, Inc. (a)	743	104,339

		112,129

DIVERSIFIED CONSUMER SERVICES — 0.1%
LifeLock, Inc. (a)	144	2,032

DIVERSIFIED FINANCIAL SERVICES — 4.1%
Berkshire Hathaway, Inc. (Class B) (a)	573	82,695

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.9%
AT&T, Inc.	1,925	62,851
Verizon Communications, Inc.	762	37,056

		99,907

ELECTRIC UTILITIES — 1.1%
PPL Corp.	645	21,711

ELECTRICAL EQUIPMENT — 1.1%
Enphase Energy, Inc. (a)	1,643	21,671

ENERGY EQUIPMENT & SERVICES — 0.2%
North Atlantic Drilling Ltd.	2,404	2,789
Seventy Seven Energy, Inc. (a)	247	1,025

		3,814

Security Description	Shares	Value
FOOD & STAPLES RETAILING — 1.5%
Wal-Mart Stores, Inc.	380	$31,255

FOOD PRODUCTS — 5.1%
General Mills, Inc.	1,010	57,166
Hershey Co.	337	34,007
TreeHouse Foods, Inc. (a)	144	12,243

		103,416

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Cooper Cos, Inc.	236	44,231

HOTELS, RESTAURANTS & LEISURE — 4.8%
McDonald’s Corp.	1,005	97,927

HOUSEHOLD PRODUCTS — 4.6%
Procter & Gamble Co.	1,132	92,756

INSURANCE — 1.3%
Allied World Assurance Co. Holdings AG	640	25,856

MEDIA — 0.2%
Eros International PLC (a)	293	5,119

METALS & MINING — 0.4%
Newmont Mining Corp.	430	9,335

MULTI-UTILITIES — 6.3%
CenterPoint Energy, Inc.	246	5,021
Dominion Resources, Inc.	525	37,207
PG&E Corp.	682	36,194
Public Service Enterprise Group, Inc.	1,209	50,681

		129,103

MULTILINE RETAIL — 5.1%
Dollar General Corp. (a)	475	35,806
Dollar Tree, Inc. (a)	843	68,405

		104,211

OIL, GAS & CONSUMABLE FUELS — 3.8%
Hallador Energy Co.	1,047	12,240
Kinder Morgan, Inc.	1,452	61,071
Rex Energy Corp. (a)	293	1,090
SandRidge Energy, Inc. (a)	1,085	1,931

		76,332

PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	43	2,808

PHARMACEUTICALS — 14.2%
Actavis PLC (a)	246	73,215
Bristol-Myers Squibb Co.	1,025	66,112
Johnson & Johnson	442	44,465
Merck & Co., Inc.	982	56,445

See Notes to Schedules of Investments.

SSGA Risk Aware Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Security Description	Shares	Value
Perrigo Co. PLC	285	$47,182

		287,419

PROFESSIONAL SERVICES — 6.4%
Advisory Board Co. (a)	554	29,517
Verisk Analytics, Inc. (Class A) (a)	1,419	101,317

		130,834

REAL ESTATE INVESTMENT TRUSTS — 0.4%
American Tower Corp.	80	7,532

SOFTWARE — 2.0%
Infoblox, Inc. (a)	1,674	39,958

SPECIALTY RETAIL — 4.3%
AutoZone, Inc. (a)	127	86,634

THRIFTS & MORTGAGE FINANCE — 0.6%
People’s United Financial, Inc.	759	11,537

WATER UTILITIES — 0.3%
American Water Works Co, Inc.	130	7,047

TOTAL COMMON STOCKS
(Cost $1,910,984)		$2,013,898

SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund 0.10% (b) (c) (Cost $14,433)	14,433	14,433

TOTAL INVESTMENTS — 99.9% (d)
(Cost $1,925,417)		2,028,331

OTHER ASSETS & LIABILITIES — 0.1%		1,321

NET ASSETS — 100.0%		$2,029,652

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

PLC = Public Limited Company

See Notes to Schedules of Investments.

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2015 (Unaudited)

Security Valuation

The fair value of each Portfolio’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in underlying funds are valued at their market price each business day. Loans are primarily valued by using a composite loan price from a loan pricing service. The methodology used by the Portfolios’ loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolios follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations. The valuation of senior floating rate loans held by the Funds are obtained from an independent loan pricing service and categorized as Level 2 based on the use of other significant observable inputs.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s benchmark index, which, in turn, could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The following table summarizes the inputs used in valuing the Portfolios’ investments as of March 31, 2015:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
SSGA Multi-Asset Real Return Portfolio	$168,129,579	$—	$—	$168,129,579
SSGA Income Allocation Portfolio	133,669,120	—	—	133,669,120
SSGA Global Allocation Portfolio	138,824,493	—	—	138,824,493
Blackstone / GSO Senior Loan Portfolio	77,613,094	594,264,243	—	671,877,337
SSGA Ultra Short Term Bond Portfolio	277,888	15,726,778	—	16,004,666
State Street DoubleLine Total Return Tactical Portfolio	46,891,839	216,309,986	—	263,201,825
State Street Clarion Global Infrastructure & MLP Portfolio	15,897,394	—	—	15,897,394
SSGA MFS Systematic Core Equity Portfolio	2,908,660	—	—	2,908,660
SSGA MFS Systematic Growth Equity Portfolio	2,994,681	—	—	2,994,681
SSGA MFS Systematic Value Equity Portfolio	2,840,737	—	—	2,840,737
SSGA Risk Aware Portfolio	2,028,331	—	—	2,028,331

There were no material transfers between levels for the period ended March 31, 2015.

Transactions with Affiliates

Each Portfolio may invest in certain money market funds and underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Funds at March 31, 2015, and for the period then ended are:

SPDR SSGA Multi-Asset Real Return Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Barclays TIPS ETF	243,141	$13,941,705	$16,406,823	287,844	$5,215,677	92,392	438,593	$24,868,223	$131,187	$(101,561)
SPDR DB International Government Inflation-Protected Bond ETF	39,783	2,466,944	7,447,224	123,500	1,361,075	23,401	139,882	7,631,962	75,496	(15,613)
SPDR S&P Global Natural Resources ETF	971,968	51,368,509	24,578,177	516,023	16,271,514	353,896	1,134,095	48,686,698	510,834	(1,528,071)
SPDR S&P International Energy Sector ETF	114,255	3,376,235	1,655,665	75,751	455,426	19,916	170,090	3,289,541	79,048	1,555
SPDR S&P Metals & Mining ETF	118,602	5,010,934	2,570,689	77,510	3,653,905	125,870	70,242	1,909,880	67,174	(1,444,470)

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

SPDR SSGA Multi-Asset Real Return Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
The Energy Select Sector SPDR Fund	67,060	$6,712,706	$5,504,977	64,801	$3,824,052	44,292	87,569	$6,793,603	$121,231	$(143,555)
SPDR Dow Jones International Real Estate ETF	418,421	18,510,945	5,932,559	137,516	10,226,175	239,299	316,638	13,716,758	262,390	(165,199)
SPDR Dow Jones REIT ETF	242,545	20,131,235	9,022,238	100,950	12,178,058	140,418	203,077	19,204,992	426,429	674,260
State Street Institutional Liquid Reserves Fund	334,186	334,186	30,557,397	30,557,397	21,442,419	21,442,419	9,449,164	9,449,164	3,202	—

SPDR SSGA Income Allocation Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P Dividend ETF	208,856	$15,996,281	$5,829,636	74,944	$10,145,530	131,096	152,704	$11,941,453	$707,451	$545,421
SPDR Wells Fargo Preferred Stock ETF	118,540	5,174,271	1,714,714	38,717	387,411	8,838	148,419	6,675,887	244,751	(7,712)
The Financial Select Sector SPDR Fund	—	—	4,927,921	206,843	2,236,370	97,061	109,782	2,646,844	30,777	(25,605)
The Health Care Select Sector SPDR Fund	34,459	2,096,141	773,124	11,146	556,318	8,360	37,245	2,700,262	23,728	20,695
The Industrial Select Sector SPDR Fund	37,178	2,009,843	2,179,956	41,946	4,304,210	79,124	—	—	—	246,424
The Material Select SPDR Fund	—	—	2,105,540	42,763	2,125,650	42,763	—	—	—	20,110
The Technology Select Sector SPDR Fund	53,943	2,068,714	691,333	16,752	301,027	7,467	63,228	2,620,168	32,056	6,045
SPDR Barclays Convertible Securities ETF	51,996	2,625,798	4,606,055	93,281	191,037	3,931	141,346	6,750,685	355,151	19,547
SPDR Barclays High Yield Bond ETF	183,915	7,674,773	13,283,007	336,609	2,672,217	65,555	454,969	17,843,884	358,098	26,508
SPDR Barclays Long Term Corporate Bond ETF	348,105	14,133,063	8,664,724	210,572	3,407,468	82,853	475,824	20,151,146	519,302	15,414
SPDR Barclays Long Term Treasury Bond ETF	110,934	7,354,924	5,683,499	77,445	2,793,797	41,444	146,935	11,052,451	141,456	(48,273)
SPDR Barclays TIPS ETF	64,001	3,669,817	234,998	4,166	3,188,494	56,290	11,877	673,426	27,583	31,854
SPDR EURO STOXX 50 ETF	34,566	1,495,671	631,181	16,439	1,908,484	51,005	—	—	12,164	108,244
SPDR S&P Emerging Markets Dividend ETF	101,157	4,055,384	3,197,243	82,800	6,269,408	183,957	—	—	132,299	(1,132,620)
SPDR S&P Global Infrastructure 100 ETF	81,481	4,145,753	1,213,677	24,759	1,114,384	22,482	83,758	4,068,118	50,595	149,803
SPDR S&P International Dividend ETF	118,992	6,104,290	2,728,980	60,595	3,579,747	86,363	93,224	3,907,950	181,929	(613,252)
SPDR STOXX Europe 50 ETF	154,452	6,080,775	2,288,589	64,109	2,572,628	68,901	149,660	5,257,556	86,679	(55,105)
SPDR Barclays Emerging Markets Local Bond ETF	99,028	3,091,654	2,340,717	78,675	1,002,058	34,820	142,883	3,893,562	—	(116,433)
SPDR Barclays International Corporate Bond ETF	55,214	2,087,090	959,470	28,386	62,817	1,768	81,832	2,545,794	20,921	(7,712)
SPDR Dow Jones International Real Estate ETF	136,457	6,036,858	2,768,605	64,270	2,123,470	50,568	150,159	6,504,888	115,250	(82,256)
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	1,050,240	30,490	1,039,765	30,490	—	—	2,196	(10,475)
SPDR Dow Jones REIT ETF	86,378	7,169,374	6,881,170	76,625	4,226,593	47,522	115,481	10,921,038	221,761	143,944
State Street Institutional Liquid Reserves Fund	519,279	519,279	12,955,636	12,955,636	9,254,834	9,254,834	4,220,081	4,220,081	1,584	—

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

SPDR SSGA Global Allocation Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P 500 ETF Trust	100,138	$19,599,009	$24,163,327	121,294	$22,230,405	108,775	112,657	$23,255,785	$425,791	$1,343,121
SPDR S&P 500 Growth ETF	21,483	1,954,309	2,857,797	29,722	4,840,809	51,205	—	—	10,311	149,789
SPDR S&P 500 Value ETF	—	—	1,001,342	10,229	987,607	10,229	—	—	2	(13,735)
SPDR S&P MidCap 400 ETF Trust	7,604	1,981,298	3,068,181	11,728	5,005,845	19,332	—	—	10,427	259,724
The Financial Select Sector SPDR Fund	—	—	5,457,651	228,349	2,689,147	115,609	112,740	2,718,161	32,267	(26,117)
The Health Care Select Sector SPDR Fund	32,724	1,990,601	1,369,109	20,453	1,013,444	14,952	38,225	2,771,312	25,351	64,238
The Industrial Select Sector SPDR Fund	35,237	1,904,912	2,507,174	48,258	4,546,345	83,495	—	—	—	248,409
The Material Select SPDR Fund	—	—	2,139,726	43,420	2,155,966	43,420	—	—	348	16,240
The Technology Select Sector SPDR Fund	51,139	1,961,181	1,340,180	32,888	797,257	19,559	64,468	2,671,554	34,237	54,988
SPDR Barclays Aggregate Bond ETF	50,949	2,953,004	1,849,922	31,545	3,417,751	58,949	23,545	1,388,213	26,151	60,358
SPDR Barclays High Yield Bond ETF	47,109	1,965,858	15,091,962	382,647	3,329,800	83,359	346,397	13,585,690	162,363	47,238
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	1,072,229	31,132	1,061,850	31,132	—	—	2,315	(10,379)
SPDR Barclays Long Term Corporate Bond ETF	146,578	5,951,067	13,030,325	317,841	8,186,034	198,054	266,365	11,280,558	332,374	90,903
SPDR Barclays Long Term Treasury ETF	—	—	6,358,643	87,615	856,096	11,463	76,152	5,728,154	26,402	29,134
SPDR Barclays TIPS ETF	60,632	3,476,639	2,343,955	41,730	3,031,572	53,819	48,543	2,752,388	28,701	6,241
SPDR DB International Government Inflation-Protected Bond ETF	23,868	1,480,055	161,046	2,619	1,594,025	26,487	—	—	6,627	11,937
SPDR EURO STOXX 50 ETF	65,373	2,828,690	369,489	9,103	3,000,462	74,476	—	—	1,278	(96,012)
SPDR Russell/Nomura PRIME Japan ETF	86,174	4,002,782	883,218	19,785	4,746,518	105,959	—	—	—	170,431
SPDR S&P Emerging Markets ETF	72,046	4,871,390	2,190,030	31,438	6,841,816	103,484	—	—	—	(69,286)
SPDR S&P Emerging Markets Small Cap ETF	—	—	1,137,450	22,783	1,090,796	22,783	—	—	—	(46,654)
SPDR S&P International Small Cap ETF	84,669	2,990,509	2,587,767	85,952	740,235	26,211	144,410	4,182,113	437,418	(25,663)
SPDR S&P World ex-US ETF	638,099	19,315,257	13,067,116	466,189	6,739,212	248,820	855,468	24,149,862	303,961	(170,770)
SPDR STOXX Europe 50 ETF	73,112	2,878,419	377,847	9,807	3,127,970	82,919	—	—	365	92,946
SPDR Barclays Emerging Markets Local Bond ETF	—	—	1,334,965	43,371	1,243,385	43,371	—	—	—	(91,580)
SPDR Barclays International Corporate Bond ETF	26,163	988,961	860,205	25,066	264,205	7,707	43,522	1,353,970	11,230	(4,754)
SPDR Barclays International Treasury Bond ETF	16,302	990,999	1,795,341	31,359	1,273,026	21,553	26,108	1,386,857	13,787	36,673
SPDR Dow Jones International Real Estate ETF	120,691	5,339,370	4,831,080	112,298	5,703,470	136,863	96,126	4,164,178	99,195	(182,426)
SPDR Dow Jones REIT ETF	76,299	6,332,817	11,981,863	133,590	6,656,915	73,902	135,987	12,860,291	242,750	477,687
State Street Institutional Liquid Reserves Fund	2,055,704	2,055,704	28,961,496	28,961,496	15,403,050	15,403,050	15,614,150	15,614,150	5,394	—

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Blackstone/GSO Senior Loan Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	39,685,659	$39,685,659	$221,604,930	221,604,930	$183,677,495	183,677,495	77,613,094	$77,613,094	$13,464	$—

SSGA Ultra Short Term Bond Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	518,551	$518,551	$8,108,298	8,108,298	$8,348,961	8,348,961	277,888	$277,888	$154	$—

State Street DoubleLine Total Return Tactical Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	—	$—	$242,707,444	242,707,444	$195,815,605	195,815,605	46,891,839	$46,891,839	$5,680	$—

State Street Clarion Global Infrastructure & MLP Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	—	$—	$5,578,257	5,578,257	$5,190,314	5,190,314	387,943	$387,943	$408	$—

SSGA MFS Systematic Core Equity Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	58,605	$58,605	$64,571	64,571	$94,897	94,897	28,279	$28,279	$16	$—

SSGA MFS Systematic Growth Equity Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	75,976	$75,976	$53,514	53,514	$102,449	102,449	27,041	$27,041	$15	$—

SSGA MFS Systematic Value Equity Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	81,360	$81,360	$67,575	67,575	$116,033	116,033	32,902	$32,902	$17	$—

SSGA Risk Aware Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	—	$—	$120,338	120,338	$105,905	105,905	14,433	$14,433	$6	$—

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

4. Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Portfolio for federal income tax purposes and the gross unrealized appreciation and depreciation at March 31, 2015, was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$184,222,988	$3,379,906	$(19,473,315)	$(16,093,409)
SSGA Income Allocation Portfolio	128,650,724	6,468,588	(1,450,192)	5,018,396
SSGA Global Allocation Portfolio	133,940,355	5,587,654	(703,516)	4,884,138
Blackstone / GSO Senior Loan Portfolio	677,697,910	2,838,329	(8,658,902)	(5,820,573)
SSGA Ultra Short Term Bond Portfolio	16,005,596	10,570	(11,500)	(930)
State Street DoubleLine Total Return Tactical Portfolio	263,200,719	580,199	(579,093)	1,106
State Street Clarion Global Infrastructure & MLP Portfolio	15,928,228	452,975	(483,809)	(30,834)
SSGA MFS Systematic Core Equity Portfolio	2,587,775	382,981	(62,096)	320,885
SSGA MFS Systematic Growth Equity Portfolio	2,559,151	476,446	(40,916)	435,530
SSGA MFS Systematic Value Equity Portfolio	2,587,226	324,566	(71,055)	253,511
SSGA Risk Aware Portfolio	1,925,417	125,997	(23,083)	102,914

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer (Principal Financial Officer)

Date: May 28, 2015